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                       Supplement dated August 24, 2000
                      To Prospectus dated April 14, 2000
                   For GE Life & Annuity Separate Account 4
                                  P1153 12/99



The purpose of this supplement is to revise certain information contained in your prospectus dated April 14, 2000.

The Contract, Ownership

The following is added in the second paragraph, after the first sentence:

     Unless state law requires us to allow non-spousal joint owners, you may name only your spouse as joint owner.


The supplement should be retained with your Prospectus for future reference


                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                              Richmond, VA  23230